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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CORUS BANKSHARES, INC.
            ------------------------------------------
Address:    ADDRESS: 3959 N. LINCOLN AVE.
            ------------------------------------------
            CHICAGO, IL 60613
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-10052
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael E. Dulberg
          --------------------------------------------------
Title:    First Vice President and Chief Accounting Officer
          --------------------------------------------------
Phone:    773-832-3473
          --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Michael E. Dulberg             Chicago, IL                  October 30, 2002
----------------------  -------------------------------------   ----------------
[Signature]                      [City, State]                       [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]


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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                              -----------------------

Form 13F Information Table Entry Total:       33
                                              -----------------------

Form 13F Information Table Value Total:       $141,645
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:              None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          None
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

                                                     FORM 13F INFORMATION TABLE

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COLUMN 1                           COLUMN 2   COLUMN 3 COLUMN 4      COLUMN 5            COLUMN 6    COLUMN 7       COLUMN 8
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NAMES OF                           TITLE OF             VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
 ISSUER                             CLASS      CUSIP   [x$1000]  PRN AMT   PRN   CALL   DISCRETION   MANAGERS  SOLE   SHARED   NONE
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
AMCORE FINL INC                 COMMON SHARES  023912108  3,129   142,500   SH           SOLE                 142,500
AMSOUTH BANCORPORATION          COMMON SHARES  032165102  9,665   466,015   SH           SOLE                 466,015
ASSOCIATED BANC CORP            COMMON SHARES  045487105  2,563    80,786   SH           SOLE                  80,786
BANK OF AMERICA CORPORATION     COMMON SHARES  060505104  6,372    99,873   SH           SOLE                  99,873
BANK NEW YORK INC               COMMON SHARES  064057102  2,874   100,000   SH           SOLE                 100,000
BANK ONE CORP                   COMMON SHARES  06423A103  5,150   137,700   SH           SOLE                 137,700
BANKNORTH GROUP INC NEW         COMMON SHARES  06646R107  2,138    90,000   SH           SOLE                  90,000
CHARTER ONE FINL INC            COMMON SHARES  160903100 10,061   338,538   SH           SOLE                 338,538
CITIGROUP INC                   COMMON SHARES  172967101  6,671   225,000   SH           SOLE                 225,000
COMERICA INC                    COMMON SHARES  200340107 11,636   241,300   SH           SOLE                 241,300
COMMERCE BANCSHARES INC         COMMON SHARES  200525103  1,010    25,843   SH           SOLE                  25,843
COMPASS BANCSHARES INC          COMMON SHARES  20449H109  3,207   108,750   SH           SOLE                 108,750
FIDELITY BANCORP INC DEL        COMMON SHARES  31583B105  1,832    82,500   SH           SOLE                  82,500
1ST SOURCE CORP                 COMMON SHARES  336901103    268    18,992   SH           SOLE                  18,992
FIRST VA BANKS INC              COMMON SHARES  337477103    999    26,775   SH           SOLE                  26,775
FLEETBOSTON FINL CORP           COMMON SHARES  339030108  8,619   423,960   SH           SOLE                 423,960
HIBERNIA CORP                   COMMON SHARES  428656102  3,082   154,200   SH           SOLE                 154,200
JP MORGAN CHASE & CO            COMMON SHARES  46625H100  6,060   319,100   SH           SOLE                 319,100
MAF BANCORP INC                 COMMON SHARES  55261R108  6,431   208,125   SH           SOLE                 208,125
MELLON FINL CORP                COMMON SHARES  58551A108  2,593   100,000   SH           SOLE                 100,000
MERCANTILE BANKSHARES CORP      COMMON SHARES  587405101  2,233    58,500   SH           SOLE                  58,500
MERRILL LYNCH & CO INC          COMMON SHARES  590188108  4,349   132,000   SH           SOLE                 132,000
MORGAN STANLEY DEAN WITTER&CO   COMMON SHARES  617446448  2,778    82,000   SH           SOLE                  82,000
NATIONAL CITY CORP              COMMON SHARES  635405103  2,126    74,520   SH           SOLE                  74,520
OLD SECOND BANCORP INC ILL      COMMON SHARES  680277100 10,500   275,000   SH           SOLE                 275,000
PROVIDENT BANCSHARES CORP       COMMON SHARES  743859100    944    43,758   SH           SOLE                  43,758
SOUTHTRUST CORP                 COMMON SHARES  844730101  4,751   195,900   SH           SOLE                 195,900
SUNTRUST BKS INC                COMMON SHARES  867914103  2,951    48,000   SH           SOLE                  48,000
TRAVELERS PPTY CAS CORP NEW     COMMON SHARES  89420G109    128     9,720   SH           SOLE                   9,720
TRAVELERS PPTY CAS CORP NEW     COMMON SHARES  89420G406    270    19,973   SH           SOLE                  19,973
U S BANCORP DEL                 COMMON SHARES  902973304  4,996   268,871   SH           SOLE                 268,871
UNION PLANTERS CORP             COMMON SHARES  908068109  3,942   143,555   SH           SOLE                 143,555
WACHOVIA CORP 2ND NEW           COMMON SHARES  929903102  7,317   223,840   SH           SOLE                 223,840
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